SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  FEBRUARY 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

2-1     GF     10500    12.6768        15.33 	     Bear Stearns
2-2     " "    62500    12.4327        15.34         Paine Webber
2-3     " "    11000    12.2955        15.19              " "
2-4     " "     5000    12.3125        15.12              " "
2-5     " "     8000    12.125         15.35              " "
2-8     " "    69000    12.1875        15.45              " "
2-10    " "    19800    11.9072        15.27         Bear Stearns
2-11    " "    18000    12.1587        15.28         Paine Webber
2-12    " "    10000    12.1875        15.26              " "
2-16    " "    21000    12.3051        15.16         Bear Stearns
2-17    " "    15900    12.1419        15.23              " "
2-18    " "    20000    12.125         15.19              " "
2-19    " "     7200    12.1771        14.98              " "
2-22    " "     8300    12.00          14.82         Paine Webber
2-23    " "    45000    12.2361        14.79              " "
2-24    " "    10000    12.2813        14.90              " "
2-25    " "    12000    12.0625        14.91              " "
2-26    " "    15000    12.0625        14.78              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          3/10/99